UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2009

Item 1:   Report to Shareholders.

2009
LORD ABBETT SEMIANNUAL REPORT

Lord Abbett Developing Growth Fund

For the six-month period ended January 31, 2009

Lord Abbett Developing Growth Fund
Semiannual Report

For the six-month period ended January 31, 2009

Dear Shareholder: We are pleased to provide you with this semiannual report of the Lord Abbett Developing Growth Fund for the six-month period ended January 31, 2009. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008 through January 31, 2009).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 8/1/08 - 1/31/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	8/1/08	1/31/09	8/1/08 – 1/31/09
Class A
Actual	$1,000.00	$611.80	$5.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.98	$6.26
Class B
Actual	$1,000.00	$609.90	$7.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.68	$9.60
Class C
Actual	$1,000.00	$609.50	$7.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.67	$9.60
Class F
Actual	$1,000.00	$612.50	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.22	$5.04
Class I
Actual	$1,000.00	$612.90	$3.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.71	$4.53
Class P
Actual	$1,000.00	$611.20	$5.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.44	$6.82
Class R2
Actual	$1,000.00	$610.50	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.67	$7.58
Class R3
Actual	$1,000.00	$611.30	$5.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.16	$7.12

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.89% for Classes B and C, 0.99% for Class F, 0.89% for Class I, 1.34% for Class P, 1.49% for Class R2 and 1.40% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

January 31, 2009

Sector*	%**
Auto & Transportation	2.31%
Consumer Discretionary	16.79%
Consumer Staples	2.89%
Financial Services	6.11%
Healthcare	25.19%
Materials & Processing	4.97%

Sector*	%**
Other Energy	9.01%
Producer Durables	8.04%
Technology	22.33%
Utilities	1.17%
Short-Term Investment	1.19%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

January 31, 2009

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 99.05%
COMMON STOCKS 99.05%
Aerospace 0.51%
AeroVironment, Inc.*	86,000	$3,187
Air Transportation 0.25%
Allegiant Travel Co.*	44,608	1,595
Auto Components 0.63%
Westport Innovations, Inc. (Canada)*(a)	748,471	3,944
Banks 0.88%
SVB Financial Group*	268,324	5,573
Beverage: Brewers (Wineries) 0.04%
Boston Beer Co., Inc. (The) Class A*	10,900	275
Beverage: Soft Drinks 1.91%
Green Mountain Coffee Roasters, Inc.*	99,000	3,788
Hansen Natural Corp.*	245,594	8,227
Total		12,015
Biotechnology Research & Production 6.20%
Acorda Therapeutics, Inc.*	260,554	6,391
Alexion Pharmaceuticals, Inc.*	272,471	10,046
Myriad Genetics, Inc.*	160,590	11,975
OSI Pharmaceuticals, Inc.*	150,911	5,372
VNUS Medical Technologies, Inc.*	326,910	5,234
Total		39,018
Casinos & Gambling 0.51%
WMS Industries, Inc.*	144,492	3,211

Investments	Shares	Value (000)
Chemicals 1.14%
Energy Conversion Devices, Inc.*	285,050	$7,175
Communications Technology 3.36%
Aruba Networks, Inc.*	1,571,914	4,197
Atheros Communications, Inc.*	216,721	2,603
Cbeyond, Inc.*	98,700	1,554
Ciena Corp.*	256,735	1,602
Comtech Telecommunications Corp*	117,500	4,559
Infinera Corp.*	86,806	595
Starent Networks Corp.*	411,098	6,043
Total		21,153
Computer Services, Software & Systems 6.88%
3PAR, Inc.*	642,748	5,457
Ariba, Inc.*	477,100	3,645
Blackboard, Inc.*	227,042	5,769
Concur Technologies, Inc.*	199,395	4,923
Constant Contact, Inc.*	97,753	1,493
Equinix, Inc.*	116,357	6,208
F5 Networks, Inc.*	196,246	4,351
MercadoLibre, Inc. (Argentina)*(a)	277,473	3,721
Netezza Corp.*	703,278	4,269
NetSuite, Inc.*	495,613	3,469
Total		43,305
Computer Technology 2.97%
Data Domain, Inc.*	271,103	3,530
Riverbed Technology, Inc.*	496,374	5,038
Synaptics, Inc.*	428,817	10,107
Total		18,675

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2009

Investments	Shares	Value (000)
Consumer Electronics 2.66%
Netflix, Inc.*	267,836	$9,680
Shanda Interactive Entertainment Ltd. ADR*	87,249	2,539
SINA Corp. (China)*(a)	102,796	2,103
Sohu.com, Inc. (China)*(a)	61,848	2,446
Total		16,768
Diversified Financial Services 1.32%
Greenhill & Co., Inc.	86,700	5,637
Huron Consulting Group, Inc.*	53,725	2,685
Total		8,322
Diversified Manufacturing 1.43%
Hexcel Corp.*	760,622	6,306
Koppers Holdings, Inc.	167,346	2,711
Total		9,017
Drugs & Pharmaceuticals 3.46%
Chattem, Inc.*	30,615	2,070
Eurand NV (Netherlands)*(a)	502,574	6,031
Onyx Pharmaceuticals, Inc.*	256,145	7,794
United Therapeutics Corp.*	87,150	5,922
Total		21,817
Education Services 3.90%
American Public Education, Inc.*	139,187	5,450
Capella Education Co.*	53,128	2,940
Grand Canyon Education, Inc.*	78,629	1,363
K12, Inc.*	375,920	6,003
New Oriental Education & Technology Group, Inc. ADR*	51,406	2,459
Strayer Education, Inc.	29,408	6,365
Total		24,580

Investments	Shares	Value (000)
Electrical & Electronics 0.40%
Power Intergrations, Inc.	130,190	$2,535
Electrical Equipment & Components 2.73%
American Superconductor Corp.*	540,857	8,751
MYR Group, Inc.*	586,280	8,442
Total		17,193
Electronics 0.51%
II-VI, Inc.*	169,153	3,185
Electronics: Instruments, Gauges & Meters 0.93%
Itron, Inc.*	89,600	5,851
Electronics: Medical Systems 3.69%
Haemonetics Corp.*	73,400	4,342
Illumina, Inc.*	289,109	7,910
Masimo Corp.*	396,221	11,003
Total		23,255
Electronics: Semi-Conductors/ Components 7.07%
Cavium Networks, Inc.*	357,508	3,253
Cree, Inc.*	177,450	3,537
Hittite Microwave Corp.*	111,940	2,868
IPG Photonics Corp.*	211,249	2,030
MEMC Electronic Materials, Inc.*	319,600	4,347
Monolithic Power Systems, Inc.*	332,427	4,039
NetLogic Microsystems, Inc.*	353,770	7,503
Silicon Laboratories, Inc.*	214,541	4,941
Sunpower Corp.*	357,123	9,435
Varian Semiconductor Equipment Associates, Inc.*	135,800	2,586
Total		44,539

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2009

Investments	Shares	Value (000)
Electronics: Technology 0.59%
American Science & Engineering, Inc.	47,900	$3,736
Energy: Miscellaneous 2.43%
Clean Energy Fuels Corp.*	509,436	3,525
EnerNOC, Inc.*	904,646	9,445
Penn Virginia Corp.	112,500	2,317
Total		15,287
Financial Data Processing Services & Systems 0.67%
CyberSource Corp.*	351,819	4,197
Financial Information Services 1.32%
Bankrate, Inc.*	250,033	8,341
Foods 0.94%
Zhongpin, Inc. (China)*(a)	571,362	5,925
Health & Personal Care 1.82%
CardioNet, Inc.*	505,086	11,455
Healthcare Management Services 3.56%
athenahealth, Inc.*	182,335	6,579
HMS Holdings Corp.*	211,700	6,552
Phase Forward, Inc.*	687,426	9,280
Total		22,411
Identification Control & Filter Devices 0.72%
Energy Recovery, Inc.*	723,383	4,521
Investment Management Companies 1.21%
Affiliated Managers Group, Inc.*	188,963	7,594
Jewelry, Watches & Gemstones 0.20%
Fossil, Inc.*	109,028	1,258

Investments	Shares	Value (000)
Machinery: Industrial/Specialty 2.64%
Chart Industries, Inc.*	237,297	$2,007
Colfax Corp.*	834,535	7,611
Middleby Corp. (The)*	178,739	4,140
Woodward Governor Co.	140,966	2,900
Total		16,658
Machinery: Oil Well Equipment & Services 3.42%
CARBO Ceramics, Inc.	107,300	3,857
Complete Production Services, Inc.*	278,532	1,785
Core Laboratories NV (Netherlands)(a)	77,396	5,200
Dril-Quip, Inc.*	195,300	4,785
Oceaneering International, Inc.*	171,527	5,911
Total		21,538
Medical & Dental Instruments & Supplies 5.91%
DexCom, Inc.*	911,000	2,943
Immucor, Inc.*	310,182	8,595
NuVasive, Inc.*	282,044	10,532
Thoratec Corp.*	355,855	10,309
Wright Medical Group, Inc.*	234,905	4,872
Total		37,251
Metal Fabricating 0.83%
Kaydon Corp.	68,910	1,874
RBC Bearings, Inc.*	183,432	3,353
Total		5,227
Miscellaneous: Health Care 0.61%
MedAssets, Inc.*	263,383	3,835
Miscellaneous: Producer Durables 0.53%
BE Aerospace, Inc.*	346,733	3,353

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

January 31, 2009

Investments	Shares	Value (000)
Miscellaneous: Technology 0.61%
Vocus, Inc.*	251,364	$3,836
Oil: Crude Producers 3.18%
Arena Resources, Inc.*	134,138	3,268
Bill Barrett Corp.*	145,596	3,219
Encore Acquisition Co.*	200,175	5,441
EXCO Resources, Inc.*	236,080	2,394
Quicksilver Resources, Inc.*	821,800	5,695
Total		20,017
Printing and Copying Services 0.54%
VistaPrint Ltd.*	148,019	3,390
Railroad Equipment 0.63%
Wabtec Corp.	132,000	3,951
Railroads 0.81%
Genesee & Wyoming, Inc. Class A*	187,368	5,091
Restaurants 1.42%
BJ's Restaurants, Inc.*	95,187	1,056
Chipotle Mexican Grill, Inc. Class A*	77,094	3,682
Panera Bread Co. Class A*	89,180	4,190
Total		8,928
Retail 1.87%
Aeropostale, Inc.*	294,885	6,225
Dick's Sporting Goods, Inc.*	144,544	1,591
GSI Commerce, Inc.*	461,766	3,957
Total		11,773
Securities Brokerage & Services 0.72%
KBW, Inc.*	242,382	4,552
Services: Commercial 3.06%
Ctrip.com International Ltd. ADR	158,700	3,331
FTI Consulting, Inc.*	167,453	6,867

Investments	Shares	Value (000)
Manpower, Inc.	84,959	$2,418
Resources Connection, Inc.*	112,900	1,634
Robert Half International, Inc.	296,155	5,020
Total		19,270
Shoes 0.15%
Deckers Outdoor Corp.*	17,993	940
Steel 1.58%
Allegheny Technologies, Inc.	181,163	4,002
Steel Dynamics, Inc.	559,664	5,944
Total		9,946
Textiles Apparel Manufacturers 1.38%
J. Crew Group, Inc.*	107,658	1,077
lululemon athletica, Inc. (Canada)*(a)	459,233	3,123
True Religion Apparel, Inc.*	282,546	3,224
Under Armour, Inc. Class A*	67,665	1,252
Total		8,676
Toys 0.71%
Marvel Entertainment, Inc.*	163,300	4,492
Utilities: Electrical 1.18%
ITC Holdings Corp.	176,513	7,410
Wholesale & International Trade 0.43%
Central European Distribution Corp.*	221,569	2,681
Total Common Stocks (cost $745,588,806)		623,728

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

January 31, 2009

Investments	Shares	Value (000)
WARRANT 0.00%
Computer Technology Lantronix, Inc.*~ (cost $0)	$7,405	$—	(b)
Total Long-Term Investments (cost $745,588,806)		623,728
	Principal Amount (000)
SHORT-TERM INVESTMENT 1.20%
Repurchase Agreement
Repurchase Agreement dated 1/30/2009, 0.01% due 2/2/2009 with State Street Bank & Trust Co. collateralized by $7,685,000 of U.S. Treasury Bill at 0.04% due 2/26/2009; value: $7,684,232; proceeds: $7,529,569 (cost $7,529,563)	7,530	7,530
Total Investments in Securities 100.25% (cost $753,118,369)		631,258
Liabilities in Excess of Other Assets (0.25%)		(1,545)
Net Assets 100.00%		$629,713

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  ~  Fair Valued Security (See Note 2 (a)).

  (a)  Foreign security traded in U.S. dollars.

  (b)  Security is valued at zero.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

January 31, 2009

ASSETS:
Investments in securities, at value (cost $753,118,369)	$631,257,919
Receivables:
Investment securities sold	21,020,970
Capital shares sold	822,761
Interest and dividends	24,824
Prepaid expenses and other assets	87,281
Total assets	653,213,755
LIABILITIES:
Payables:
Investment securities purchased	20,650,963
Capital shares reacquired	1,204,832
12b-1 distribution fees	420,170
Directors' fees	419,503
Management fee	316,920
To affiliates (See Note 3)	46,134
Fund administration	41,574
Accrued expenses and other liabilities	401,009
Total liabilities	23,501,105
NET ASSETS	$629,712,650
COMPOSITION OF NET ASSETS:
Paid-in capital	$993,733,875
Accumulated net investment loss	(4,725,760)
Accumulated net realized loss on investments	(237,435,015)
Net unrealized depreciation on investments	(121,860,450)
Net Assets	$629,712,650
Net assets by class:
Class A Shares	$346,106,284
Class B Shares	$18,998,965
Class C Shares	$42,320,206
Class F Shares	$2,280,850
Class I Shares	$141,348,950
Class P Shares	$68,710,148
Class R2 Shares	$722,552
Class R3 Shares	$9,224,695
Outstanding shares by class:
Class A Shares (875 million shares of common stock authorized, $.001 par value)	34,000,959
Class B Shares (40 million shares of common stock authorized, $.001 par value)	2,074,524
Class C Shares (25 million shares of common stock authorized, $.001 par value)	4,595,613
Class F Shares (30 million shares of common stock authorized, $.001 par value)	223,402
Class I Shares (30 million shares of common stock authorized, $.001 par value)	13,187,254
Class P Shares (30 million shares of common stock authorized, $.001 par value)	6,850,630
Class R2 Shares (30 million shares of common stock authorized, $.001 par value)	71,235
Class R3 Shares (30 million shares of common stock authorized, $.001 par value)	908,171
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.18
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$10.80
Class B Shares-Net asset value	$9.16
Class C Shares-Net asset value	$9.21
Class F Shares-Net asset value	$10.21
Class I Shares-Net asset value	$10.72
Class P Shares-Net asset value	$10.03
Class R2 Shares-Net asset value	$10.14
Class R3 Shares-Net asset value	$10.16

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended January 31, 2009

Investment income:
Dividends (net of foreign withholding taxes of $1,714)	$576,369
Interest and other	50,436
Total investment income	626,805
Expenses:
Management fee	2,103,046
12b-1 distribution plan-Class A	788,407
12b-1 distribution plan-Class B	127,964
12b-1 distribution plan-Class C	282,321
12b-1 distribution plan-Class F	1,430
12b-1 distribution plan-Class P	189,142
12b-1 distribution plan-Class R2	2,313
12b-1 distribution plan-Class R3	18,861
Shareholder servicing	817,507
Subsidy (See Note 3)	213,881
Fund administration	158,162
Registration	84,076
Reports to shareholders	74,017
Professional	29,936
Custody	20,822
Directors' fees	9,323
Other	16,944
Gross expenses	4,938,152
Expense reductions (See Note 7)	(14,281)
Net expenses	4,923,871
Net investment loss	(4,297,066)
Net realized and unrealized loss:
Net realized loss on investments	(166,183,811)
Net change in unrealized appreciation on investments	(239,879,933)
Net realized and unrealized loss	(406,063,744)
Net Decrease in Net Assets Resulting From Operations	$(410,360,810)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2009 (unaudited)	For the Year Ended July 31, 2008
Operations:
Net investment loss	$(4,297,066)	$(8,211,084)
Net realized loss on investments	(166,183,811)	(36,626,373)
Net change in unrealized appreciation on investments	(239,879,933)	(33,879,778)
Net decrease in net assets resulting from operations	(410,360,810)	(78,717,235)
Distributions to shareholders from:
Net realized gain
Class A	–	(77,218,791)
Class B	–	(5,933,510)
Class C	–	(9,340,178)
Class F	–	(1,119)
Class I	–	(19,059,908)
Class P	–	(8,399,675)
Class R2	–	(1,114)
Class R3	–	(37,357)
Total distributions to shareholders	–	(119,991,652)
Capital share transactions (Net of share conversions) (See Note 11):
Proceeds from sales of shares	116,007,529	595,055,675
Reinvestment of distributions	–	102,529,996
Cost of shares reacquired	(136,509,180)	(312,374,801)
Net increase (decrease) in net assets resulting from capital share transactions	(20,501,651)	385,210,870
Net increase (decrease) in net assets	(430,862,461)	186,501,983
NET ASSETS:
Beginning of period	$1,060,575,111	$874,073,128
End of period	$629,712,650	$1,060,575,111
Accumulated net investment loss	$(4,725,760)	$(428,694)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 1/31/2009		Year Ended 7/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$16.64		$19.96	$17.80	$17.08	$13.78	$13.44
Investment operations:
Net investment loss(a)	(.07)		(.14)	(.16)	(.16)	(.15)	(.14)
Net realized and unrealized gain (loss)	(6.39)		(.74)	5.33	1.09	3.45	.48
Total from investment operations	(6.46)		(.88)	5.17	.93	3.30	.34
Distributions to shareholders from:
Net realized gain	–		(2.44)	(3.01)	(.21)	–	–
Net asset value, end of period	$10.18		$16.64	$19.96	$17.80	$17.08	$13.78
Total Return(b)	(38.82	)%(c)	(5.92)%	32.03%	5.45%	23.95%	2.53%
Ratios to Average Net Assets:
Expenses, including expense reductions	.62	%(c)	1.13%	1.19%	1.18%	1.20%	1.18%
Expenses, excluding expense reductions	.62	%(c)	1.14%	1.19%	1.18%	1.20%	1.18%
Net investment loss	(.54	)%(c)	(.77)%	(.86)%	(.90)%	(1.00)%	(.94)%
Supplemental Data:
Net assets, end of period (000)	$346,106		$630,191	$553,180	$459,283	$497,282	$556,320
Portfolio turnover rate	89.97	%(c)	240.09%	224.72%	168.74%	123.83%	115.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 1/31/2009		Year Ended 7/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$15.02		$18.35	$16.67	$16.12	$13.09	$12.84
Investment operations:
Net investment loss(a)	(.10)		(.24)	(.26)	(.26)	(.23)	(.22)
Net realized and unrealized gain (loss)	(5.76)		(.65)	4.95	1.02	3.26	.47
Total from investment operations	(5.86)		(.89)	4.69	.76	3.03	.25
Distributions to shareholders from:
Net realized gain	–		(2.44)	(3.01)	(.21)	–	–
Net asset value, end of period	$9.16		$15.02	$18.35	$16.67	$16.12	$13.09
Total Return(b)	(39.01	)%(c)	(6.55)%	31.23%	4.71%	23.15%	1.95%
Ratios to Average Net Assets:
Expenses, including expense reductions	.95	%(c)	1.78%	1.84%	1.82%	1.84%	1.82%
Expenses, excluding expense reductions	.95	%(c)	1.79%	1.84%	1.82%	1.84%	1.82%
Net investment loss	(.87	)%(c)	(1.41)%	(1.52)%	(1.54)%	(1.64)%	(1.58)%
Supplemental Data:
Net assets, end of period (000)	$18,999		$35,992	$50,855	$73,000	$108,443	$122,119
Portfolio turnover rate	89.97	%(c)	240.09%	224.72%	168.74%	123.83%	115.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 1/31/2009		Year Ended 7/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$15.11		$18.43	$16.74	$16.18	$13.14	$12.89
Investment operations:
Net investment loss(a)	(.10)		(.24)	(.26)	(.26)	(.23)	(.22)
Net realized and unrealized gain (loss)	(5.80)		(.64)	4.96	1.03	3.27	.47
Total from investment operations	(5.90)		(.88)	4.70	.77	3.04	.25
Distributions to shareholders from:
Net realized gain	–		(2.44)	(3.01)	(.21)	–	–
Net asset value, end of period	$9.21		$15.11	$18.43	$16.74	$16.18	$13.14
Total Return(b)	(39.05	)%(c)	(6.46)%	31.14%	4.75%	23.14%	1.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	.95	%(c)	1.78%	1.84%	1.82%	1.84%	1.82%
Expenses, excluding expense reductions	.95	%(c)	1.79%	1.84%	1.82%	1.84%	1.82%
Net investment loss	(.87	)%(c)	(1.43)%	(1.52)%	(1.53)%	(1.64)%	(1.58)%
Supplemental Data:
Net assets, end of period (000)	$42,320		$77,561	$59,056	$55,335	$59,522	$69,895
Portfolio turnover rate	89.97	%(c)	240.09%	224.72%	168.74%	123.83%	115.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 1/31/2009 (unaudited)		9/28/2007(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$16.67		$21.92
Investment operations:
Net investment loss(b)	(.05)		(.10)
Net realized and unrealized loss	(6.41)		(2.71)
Total from investment operations	(6.46)		(2.81)
Distributions to shareholders from:
Net realized gain	–		(2.44)
Net asset value, end of period	$10.21		$16.67
Total Return(c)	(38.75	)%(d)	(14.18	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.50	%(d)	.76	%(d)
Expenses, excluding expense reductions	.50	%(d)	.77	%(d)
Net investment loss	(.42	)%(d)	(.61	)%(d)
Supplemental Data:
Net assets, end of period (000)	$2,281		$3,877
Portfolio turnover rate	89.97	%(d)	240.09%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 1/31/2009		Year Ended 7/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$17.49		$20.79	$18.38	$17.57	$14.12	$13.72
Investment operations:
Net investment loss(a)	(.05)		(.08)	(.10)	(.10)	(.10)	(.09)
Net realized and unrealized gain (loss)	(6.72)		(.78)	5.52	1.12	3.55	.49
Total from investment operations	(6.77)		(.86)	5.42	1.02	3.45	.40
Distributions to shareholders from:
Net realized gain	–		(2.44)	(3.01)	(.21)	–	–
Net asset value, end of period	$10.72		$17.49	$20.79	$18.38	$17.57	$14.12
Total Return(b)	(38.71	)%(c)	(5.57)%	32.41%	5.81%	24.43%	2.92%
Ratios to Average Net Assets:
Expenses, including expense reductions	.45	%(c)	.78%	.84%	.82%	.84%	.81%
Expenses, excluding expense reductions	.45	%(c)	.79%	.84%	.82%	.84%	.81%
Net investment loss	(.37	)%(c)	(.43)%	(.52)%	(.53)%	(.64)%	(.58)%
Supplemental Data:
Net assets, end of period (000)	$141,349		$200,162	$136,670	$101,769	$191,451	$184,031
Portfolio turnover rate	89.97	%(c)	240.09%	224.72%	168.74%	123.83%	115.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 1/31/2009		Year Ended 7/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$16.41		$19.72	$17.64	$16.94	$13.68	$13.35
Investment operations:
Net investment loss(a)	(.07)		(.16)	(.17)	(.18)	(.16)	(.15)
Net realized and unrealized gain (loss)	(6.31)		(.71)	5.26	1.09	3.42	.48
Total from investment operations	(6.38)		(.87)	5.09	.91	3.26	.33
Distributions to shareholders from:
Net realized gain	–		(2.44)	(3.01)	(.21)	–	–
Net asset value, end of period	$10.03		$16.41	$19.72	$17.64	$16.94	$13.68
Total Return(b)	(38.88	)%(c)	(5.95)%	31.84%	5.37%	23.83%	2.47%
Ratios to Average Net Assets:
Expenses, including expense reductions	.68	%(c)	1.24%	1.29%	1.27%	1.29%	1.27%
Expenses, excluding expense reductions	.68	%(c)	1.25%	1.29%	1.27%	1.29%	1.27%
Net investment loss	(.60	)%(c)	(.88)%	(.97)%	(.98)%	(1.09)%	(1.03)%
Supplemental Data:
Net assets, end of period (000)	$68,710		$105,675	$74,312	$60,174	$68,293	$81,007
Portfolio turnover rate	89.97	%(c)	240.09%	224.72%	168.74%	123.83%	115.55%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 1/31/2009 (unaudited)		9/28/2007(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$16.61		$21.92
Investment operations:
Net investment loss(b)	(.08)		(.16)
Net realized and unrealized loss	(6.39)		(2.71)
Total from investment operations	(6.47)		(2.87)
Distributions to shareholders from:
Net realized gain	–		(2.44)
Net asset value, end of period	$10.14		$16.61
Total Return(c)	(38.95	)%(d)	(14.48	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.75	%(d)	1.16	%(d)
Expenses, excluding expense reductions	.75	%(d)	1.17	%(d)
Net investment loss	(.67	)%(d)	(.94	)%(d)
Supplemental Data:
Net assets, end of period (000)	$723		$835
Portfolio turnover rate	89.97	%(d)	240.09%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 1/31/2009 (unaudited)		9/28/2007(a) to 7/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$16.62		$21.92
Investment operations:
Net investment loss(b)	(.07)		(.15)
Net realized and unrealized loss	(6.39)		(2.71)
Total from investment operations	(6.46)		(2.86)
Distributions to shareholders from:
Net realized gain	–		(2.44)
Net asset value, end of period	$10.16		$16.62
Total Return(c)	(38.93	)%(d)	(14.44	)%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions	.71	%(d)	1.08	%(d)
Expenses, excluding expense reductions	.71	%(d)	1.09	%(d)
Net investment loss	(.63	)%(d)	(.87	)%(d)
Supplemental Data:
Net assets, end of period (000)	$9,225		$6,281
Portfolio turnover rate	89.97	%(d)	240.09%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund's predecessor corporation was organized on July 11, 1973.

The Fund's investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2, and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2, and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund's Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

Notes to Financial Statements (unaudited)(continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended July 31, 2006 through July 31, 2008. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market

Notes to Financial Statements (unaudited)(continued)

data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$623,728,356
Level 2 - Other Significant Observable Inputs	7,529,563
Total	$631,257,919

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $100 million	.75%
Over $100 million	.50%

For the six months ended January 31, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .53% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds"), has entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust and Lord Abbett Diversified Equity Strategy Fund of Lord Abbett Investment Trust (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds

Notes to Financial Statements (unaudited)(continued)

in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.20%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.25%	.35%	.25%

* The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended January 31, 2009:

Distributor Commissions	Dealers' Concessions
$21,709	$124,261

Distributor received CDSCs of $11,059 and $11,254 for Class A and Class C shares, respectively, for the six months ended January 31, 2009.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended January 31, 2009 and the fiscal year ended July 31, 2008 was as follows:

	Six Months Ended 1/31/2009 (unaudited)	Year Ended 7/31/2008
Distributions paid from:
Ordinary income	$–	$73,518,764
Net long-term capital gains	–	46,472,888
Total distributions paid	$–	$119,991,652

As of January 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$789,865,932
Gross unrealized gain	38,575,822
Gross unrealized loss	(197,183,835)
Net unrealized security loss	$(158,608,013)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2009 were as follows:

Purchases	Sales
$718,204,272	$731,970,955

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2009.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

Notes to Financial Statements (unaudited)(continued)

8. LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of January 31, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended January 31, 2009.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund's performance.

Notes to Financial Statements (unaudited)(continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended January 31, 2009 (unaudited)		Year Ended July 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,078,987	$38,208,253	16,190,289	$308,830,164
Converted from Class B*	118,282	1,364,816	569,929	11,351,916
Reinvestment of distributions	-	-	3,708,998	70,508,030
Shares reacquired	(7,061,647)	(84,778,959)	(10,319,665)	(185,778,676)
Increase (decrease)	(3,864,378)	$(45,205,890)	10,149,551	$204,911,434
Class B Shares
Shares sold	143,594	$1,598,485	512,603	$9,029,027
Reinvestment of distributions	-	-	322,189	5,554,556
Shares reacquired	(333,484)	(3,735,243)	(587,053)	(9,786,294)
Converted to Class A*	(131,272)	(1,364,816)	(624,087)	(11,351,916)
Decrease	(321,162)	$(3,501,574)	(376,348)	$(6,554,627)
Class C Shares
Shares sold	500,305	$5,614,790	2,539,332	$44,981,914
Reinvestment of distributions	-	-	392,355	6,799,636
Shares reacquired	(1,039,135)	(11,138,598)	(1,001,108)	(16,676,937)
Increase (decrease)	(538,830)	$(5,523,808)	1,930,579	$35,104,613
			Period Ended July 31, 2008†
Class F Shares
Shares sold	45,472	$496,319	325,511	$5,595,703
Reinvestment of distributions	-	-	58	1,114
Shares reacquired	(54,633)	(616,910)	(93,006)	(1,515,116)
Increase (decrease)	(9,161)	$(120,591)	232,563	$4,081,701
			Year Ended July 31, 2008
Class I Shares
Shares sold	2,915,492	$33,570,650	6,555,987	$127,331,357
Reinvestment of distributions	-	-	879,385	17,534,930
Shares reacquired	(1,170,008)	(14,323,870)	(2,565,950)	(48,912,722)
Increase	1,745,484	$19,246,780	4,869,422	$95,953,565
Class P Shares
Shares sold	1,966,494	$26,438,180	5,056,916	$89,656,391
Reinvestment of distributions	-	-	111,660	2,094,743
Shares reacquired	(1,556,596)	(18,665,922)	(2,495,334)	(47,523,191)
Increase	409,898	$7,772,258	2,673,242	$44,227,943

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended January 31, 2009 (unaudited)		Period Ended July 31, 2008†
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	26,429	$332,385	127,763	$2,095,968
Reinvestment of distributions	-	-	59	1,114
Shares reacquired	(5,486)	(57,573)	(77,530)	(1,192,939)
Increase	20,943	$274,812	50,292	$904,143
Class R3 Shares
Shares sold	810,109	$9,748,467	434,409	$7,535,151
Reinvestment of distributions	-	-	1,887	35,873
Shares reacquired	(279,769)	(3,192,105)	(58,465)	(988,926)
Increase	530,340	$6,556,362	377,831	$6,582,098

* Automatic conversion of Class B shares occurs on the 25th day of the month (or if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period September 28, 2007 (commencement of investment operations) to July 31, 2008.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161") which 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements disclosures.

Approval of Advisory Contract

At meetings held on December 10 and 11, 2008, the Board, including all of the Directors who are not interested persons of the Fund or Lord Abbett, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of the Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but intended to change this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period, in the third quintile for the one-year period, in the first quintile for the three-year and five-year periods, and in the fourth quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Small-Cap Growth Index for the nine-month and ten-year periods and higher than that of the Index for the one-year, three-year, and five-year periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board observed that for the fiscal year ended July 31, 2008 the contractual management and administrative services fees for the Fund were approximately fifteen basis points below the median of the peer group and the actual management and administrative services fees were approximately sixteen basis points below the median of the peer group. The Board also observed that for the fiscal year ended July 31, 2008 the total expense ratios of Class A and Class P were approximately twenty basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-six basis points below the median of the peer group, the total expense ratio of Class F was approximately sixteen basis points below the median of the peer group, the total expense ratio of Class I was approximately eighteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-four basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 and Class R3 for only a portion of the period and that had it been operational for the entire period the expense ratios of Class R2 and R3 would have been approximately ten and nine basis points higher, respectively.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Developing Growth Fund, Inc.

LADG-3-0109

(03/09)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: March 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 25, 2009